Liabilities with customers (Tables)	12 Months Ended
Dec. 31, 2022
Deposits from customers [abstract]
Summary of liabilities with customers

	12/31/2022	12/31/2021
Demand deposits	11,566,826	9,932,809
Time deposits	10,517,060	6,922,061
Savings deposits	1,307,055	1,230,039
Creditors by resources to release	251,863	248,634
Total	23,642,804	18,333,543